SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salaries		$ 2,044,920	$ 2,010,479	$ 1,782,297
Share-based payments	[1]	1,771,078	1,711,716	2,077,333
Total		$ 3,815,998	$ 3,722,195	$ 3,859,630

[1]	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.